FAIR VALUE MEASUREMENTS AND DERIVATIVE INSTRUMENTS (Cash Flow Hedges) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2015	Sep. 30, 2015
Derivative [Line Items]
Amount Recorded to Capital Lease Interest Expense, Less Than	$ 0.5	$ 1.0
Amount Recorded to Long-Term Debt Interest Expense, Less Than		0.5
Scenario, Forecast [Member]
Derivative [Line Items]
Estimated loss expected to be reclassified to earnings within the next twelve months			$ 3	$ 3